Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information Abstract
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	TIKCRO TECHNOLOGIES LTD
Entity Central Index Key	0001117095
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	8,648,861
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 4,712	$ 4,905
Marketable securities (Note 3)	2,273	2,365
Other current assets	165	156
Investment in BioCancell (Note 5)	3,033
Total current assets	10,183	7,426
Investment in BioCancell (Note 5)		5,625
Total assets	10,183	13,051
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES: (Note 11a)	302	318
Total current liabilities	302	318
COMMITMENTS AND CONTINGENT LIABILITIES (Note 6)
SHAREHOLDERS' EQUITY (Note 7):
Share capital - Ordinary shares of NIS 0 par value - Authorized: 16,666,667 shares at December 31, 2010 and 2011; Issued: 10,095,912 and shares at December 31, 2010 and 2011; Outstanding: 8,648,861 at December 31, 2010 and 2011.
Additional paid-in capital	146,601	146,528
Less - treasury shares, at cost, 1,447,051 Ordinary shares at December 31, 2010 and 2011	(1,065)	(1,065)
Accumulated other comprehensive income	4	15
Accumulated deficit	(135,659)	(132,745)
Total shareholders' equity	9,881	12,733
Total liabilities and shareholders' equity	$ 10,183	$ 13,051

BALANCE SHEETS (PARENTHETICALS) (USD $)	Dec. 31, 2011	Dec. 31, 2010
BALANCE SHEETS [Abstract]
Common Stock, par value per share	$ 0	$ 0
Common Stock, shares authorized	16,666,667	16,666,667
Common Stock, shares issued	10,095,912	10,095,912
Common Stock, shares outstanding	8,648,861	8,648,861
Treasury stock, shares	1,447,051	1,447,051

STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating costs and expenses:
Research and development	$ 92
General and administrative expenses	541	471	448
Consulting services (Note 9)	(76)	(82)	(61)
Operating loss	557	389	387
Financial income (expenses), net (Note 11b)	(2,303)	(389)	3,282
Income (loss) before taxes	(2,860)	(778)	2,895
Tax expenses	54
Net income (loss)	$ (2,914)	$ (778)	$ 2,895
Net earnings (loss) per share (Note 10):
Basic net earnings (loss) per share	$ (0.34)	$ (0.09)	$ 0.35
Weighted average number of shares used in computing basic earnings (loss) per share	8,562,402	8,475,833	8,347,179
Diluted net earnings (loss) per share	$ (0.34)	$ (0.09)	$ 0.34
Weighted average number of shares used in computing basic earnings (loss) per share	8,562,402	8,475,833	8,392,283

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Outstanding Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Treasury shares [Member]	Accumulated deficit [Member]	Total comprehensive income (loss) [Member]
Balance at Dec. 31, 2008	$ 10,424		$ 146,313	$ 38	$ (1,065)	$ (134,862)
Balance, shares at Dec. 31, 2008		8,514,757
Issuance of shares (Note 7)
Issuance of shares (Note 7), shares		41,216
Issuance of shares
Issuance of shares, shares		863
Stock based compensation	84		84
Comprehensive income (loss):
Reclassification adjustments to income on marketable securities	(38)			(38)			(38)
Net income (loss)	2,895					2,895	2,895
Total comprehensive income (loss)							2,857
Balance at Dec. 31, 2009	13,365		146,397		(1,065)	(131,967)
Balance, shares at Dec. 31, 2009		8,556,836
Issuance of shares (Note 7)
Issuance of shares (Note 7), shares		92,025
Stock based compensation	131		131
Comprehensive income (loss):
Unrealized gain (loss) on available-for-sale marketable securities	15			15			15
Net income (loss)	(778)					(778)	(778)
Total comprehensive income (loss)							(763)
Balance at Dec. 31, 2010	12,733		146,528	15	(1,065)	(132,745)
Balance, shares at Dec. 31, 2010	8,648,861	8,648,861
Stock based compensation	73		73
Comprehensive income (loss):
Unrealized gain (loss) on available-for-sale marketable securities	(11)			(11)			(11)
Net income (loss)	(2,914)					(2,914)	(2,914)
Total comprehensive income (loss)							(2,925)
Balance at Dec. 31, 2011	$ 9,881		$ 146,601	$ 4	$ (1,065)	$ (135,659)
Balance, shares at Dec. 31, 2011	8,648,861	8,648,861

STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (2,914)	$ (778)	$ 2,895
Adjustments required to reconcile net income (loss) to net cash used in operating activities:
Increase in other current assets	(9)	(69)	(29)
Increase (decrease) in other current liabilities	(16)	38	(55)
Accrued interest on marketable securities and deposits		(38)	(8)
Accretion of discount on marketable securities, net	81	52	(6)
Decrease (increase) in fair value of investment in BioCancell	2,592	524	(3,198)
Value of shares received in connection with BioCancell investment related to consulting services		(52)	(34)
Gain on sale of BioCancell shares		(46)
Stock based compensation	73	131	84
Net cash used in operating activities	(193)	(238)	(351)
Cash flows from investing activities:
Purchase of available-for-sale marketable securities		(2,402)
Purchase of bank deposits			(2,500)
Proceeds from realization of available-for-sale marketable securities			4,000
Proceeds from realization of bank deposits		2,523
Proceeds from sale of BioCancell shares		113
Net cash provided by investing activities		234	1,500
Increase (decrease) in cash and cash equivalents	(193)	(4)	1,149
Cash and cash equivalents at the beginning of the year	4,905	4,909	3,760
Cash and cash equivalents at the end of the year	4,712	4,905	4,909
Supplemental disclosure of cash flows activities:
Cash transactions during the year for taxes paid	(46)
Non-cash activities:
Value of shares received in connection with consulting to BioCancell (Note 5)		$ 47	$ 56

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Tikcro Technologies Ltd. ("the Company" or "Tikcro") was incorporated in 1999, under the laws of Israel.

The Company has no significant business activities other than its holdings in BioCancell Therapeutics, Inc. ("BioCancell"), see Note 5.

The Company also provides funding for early-stage biotechnology projects, with an emphasis on solutions for the oncology market. The amount of funding is immaterial and the risk of loss is high, but if the project succeeds the Company would be well-positioned to take a significant equity interest.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation:

The financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP"), followed consistently.

b.	Use of estimates:

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining the investment in BioCancell for which the Company chose to apply the fair value option and stock based compensation. Actual results could differ from those estimates.

c.	Financial statements in U.S. dollars:

A substantial portion of the Company's cash flow transactions is incurred in dollars. Investing activities and equity transactions are made in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification ("ASC") No. 830. All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less.

e.	Marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its marketable securities as available for sale. Available for sale securities are stated at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in "financial income (expenses), net" and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in "financial income (expenses), net".

The Company recognizes an impairment charge when the fair value of a debt security is below its cost basis of such security and such decline is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the decline, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in the statement of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income. For the three years ended December 31, 2011, the Company did not identify any other-than-temporary impairment loss.

f.	Investment:

The Company adopted ASC No. 825, "Financial Instruments" as of the date of the investment in BioCancell and elected to apply the fair value option to its investments. The primary reasons for electing the fair value option were simplification and cost-benefit considerations, as well as expansion of the use of fair value measurement being consistent with the FASB's measurement objectives for accounting for financial instruments. The losses and gains due to changes in fair value for items measured at fair value pursuant to election of the fair value option were included in financial income (expenses), net. See also Note 5.

g.	Research and development expenses:

Research and development expenses include funding for early-stage biotechnology projects and are charged to the statement of operations, as incurred.

h.	Income taxes:

The Company account for income taxes in accordance with ASC No. 740, "Income Taxes". This ASC prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it not is more likely than not that a portion or all of the deferred tax assets will be realized.

Based on ASC No. 740 a two-step approach is used to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. When necessary, the Company accrues interest and penalties related to unrecognized tax benefits in its provision for income tax.

i.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation". ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's income statements.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are, expected stock price volatility, and the expected option term. No options were granted during 2009, 2010 and 2011. The Company grants restricted shares and values them based on the market value of the underlying shares at the date of grant.

j.	Fair value of financial instruments:

The Company measures its cash equivalents, deposits, marketable securities and long-term investment at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data.

Level 3 - Unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

k.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC No. 260, "Earnings per Share".

The total number of shares excluded from the calculation of the diluted net earnings (loss) per share, because they had anti-dilutive effect, for the years ended December 31, 2009 and 2010 and 2011, were 66,667, 288,323 and 288,323, respectively.

l.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, and available-for-sale marketable debt securities.

Cash, cash equivalents, deposits and marketable securities are invested in major banks in Israel and the U.S., mainly in U.S. dollars. Such funds in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the institutions in which the Company invests and the financial institutions that hold the Company's investments are financially sound and, accordingly, low credit risk exists with respect to these investments.

The Company often invests in marketable securities that consist of  investments in corporate investment grade debentures.

In addition, with respect to the Company's investment in Biocancell, refer to Note 5.

The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

m.	Treasury shares:

The Company repurchases Ordinary shares on the open market which are held as treasury shares. The Company presents the cost of repurchased treasury shares as a reduction in shareholders' equity.

n.	Recently issued accounting standards:

In June 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-05 presentation of comprehensive income topic 220, which amended existing guidance by allowing only two options for presenting the components of net income and other comprehensive income: (1) in a single continuous financial statement, statement of comprehensive income or (2) in two separate but consecutive financial statements, consisting of an income statement followed by a separate statement of other comprehensive income. The guidance requires retrospective application, and it is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	December 31, 2010			December 31, 2011
			Estimated			Estimated
		Gross	fair		Gross	fair
	Amortized	unrealized	market	Amortized	unrealized	market
	cost	Gains	value	cost	gains	value
Available-for-sale:
Corporate debentures	$2,350	$15	$2,365	$2,269	$4	$2,273

As of December 31, 2011 the marketable securities have contractual maturities of up to six months.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820 and ASC No. 825, the Company measures its investment, which is comprised from investments in Ordinary shares, convertible loans and warrants (see also Note 5) at fair value. Investment in Ordinary shares and in marketable securities are classified within Level 2, since these assets are valued using quoted market price in an active market.

Convertible loan and warrants of Biocancell are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant, which are based on a valuation using an independent valuation firm. The valuation uses a binominal model for evaluating derivatives, combined with other market-based analysis. The main variables for the valuations are: average returns of notes of similar traded firms, historical variance of the investee's stock price, applicable currency exchange rates, and risk free interest rates. Key assumptions in determining the estimated fair value of the convertible loan and warrants as of December 31, 2011 include (a) the risk free interest rate of 0.07% and 0.20% for the convertible loan and warrants, respectively (2010: 0.48% and 0.85%, respectively) and (b) a volatility of 51.5% (2010: 73.2%) (c) Probability of the full ratchet mechanism. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. Expected volatility was calculated based upon actual historical stock price movements.

The Company's financial assets measured at fair value on a recurring basis consisted of the following types of instruments:

	As of December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities- corporate debentures	$-	$2,365	$-	$2,365
Investment in BioCancell - investment in Ordinary shares	636	-	-	636
Investment in BioCancell - investment in convertible loan and warrants (*)	-	-	4,989	4,989

Total financials assets	$636	$2,365	$4,989	$7,990

*)	Including accrued interest on the loan.

	As of December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities - corporate debentures	$-	$2,273	$-	$2,273
Investment in BioCancell - investment in Ordinary shares	265	-	-	265
Investment in BioCancell - investment in convertible loan and warrants (*)	-	-	2,768	2,768

Total financials assets	$265	$2,273	$2,849	$5,396

*)	Including accrued interest on the loan.

During the years 2010 and 2011, there have been no transfers in and/or out of Level 3. All changes in the Level 3 were as a result of changes in fair value.

INVESTMENT IN BIOCANCELL	12 Months Ended
Dec. 31, 2011
INVESTMENT IN BIOCANCELL [Abstract]
INVESTMENT IN BIOCANCELL
NOTE 5:-	INVESTMENT IN BIOCANCELL

	December 31,
	2010	2011
Common stock
Convertible loan	$636	$265
Warrants	3,650	2,680
	1,339	88

Investment in BioCancel	$5,625	$3,033

In July 2008, the Company signed an agreement with BioCancell Therapeutics, Inc. ("BioCancell"), an Israel-based clinical-stage biopharmaceutical company, whose Common stock is listed on the Tel Aviv Stock Exchange. As part of the agreement, the Company provided funding to BioCancell, is entitled to appoint one member to BioCancell's board of directors and provides BioCancell with certain consulting services. It was also agreed between Tikcro and two major shareholders of BioCancell, who held together with Tikcro more than 25% (but less than 50%) of the shares of BioCancell, to vote for one member of the board for each of these 3 shareholders. The agreement was terminated on July 27 2011. Furthermore, no restrictions were made on the vote for other members of the board.

The initial investment included a purchase of 837,521 shares of Common stock of BioCancell at a price per share in NIS equal to $ 0.597 ($ 500 in total), a convertible note due June 2012 in the principal amount of $2.0 million, bearing interest at 10% per year and convertible into up to 3,464,385 shares of common stock with a conversion price per share in NIS equal to $ 0.716, and a five-year warrant expiring June 2013 to purchase from BioCancell up to 4,301,906 shares of Common stock at a price per share in NIS equal to $ 0.716. The interest accrued on the convertible note until September 30, 2010 was accumulated as part of the loan value.

As the convertible note is due in July 2012, the Company expects to realize the entire investment in 2012. Therefore, as of December 31, 2011, the investment was classified in short term investments.

During 2010, the Company sold 104,372 shares of Common stock of BioCancell for consideration of $ 113.During 2008, 2009 and 2010 the Company received 191,817 shares of Common stock for consulting services. During 2011, shares regarding consulting services were not received and were accounted for in other current assets. As of December 31, 2011, Tikcro's voting stock interest in BioCancell, based on its outstanding Common stock of 924,966 shares, represented approximately 3.5% (17% on a fully diluted basis).

In addition, Tikcro was entitled to a "full ratchet" anti-dilution protection in cases Biocancell issues additional securities, under terms stipulated in the agreement. Following a private placement that BioCancell effected in March 2012, the full-ratchet anti-dilution adjustment provision was triggered, and as a result additional 1,025,979 shares of Common stock were issued to the Company for no additional consideration. The convertible note is convertible into up to 9,244,823 shares of common stock at a conversion price of NIS 1.00 per share, and the warrant expiring June 2013 entitles the Company to purchase up to 4,301,906 shares of common stock for an exercise price of NIS 1.00 per share.

The Company has a representative on BioCancell's board of directors. In addition, as part of the investment agreement, the board of directors of BioCancell has designated an executive committee comprised of 4 members of the board of directors including one Tikcro representative (the "executive committee"). The approval of the executive committee will be required for the consummation of material transaction of BioCancell, adoption of BioCancell's budget, decisions relating to investment policy and a working plan.

In connection with the investment, for the consulting services provided by the Company and as long as its representative serves on BioCancell's board of directors, Tikcro is entitled to the management fees in amount of $ 30 per annum and 63,939 shares of Common stock of BioCancell. Starting the last quarter of 2010, the Company is also entitled to receive interest in cash accrued on the convertible loan granted to Biocancell.

As a result of applying ASC No. 825, the Company has recorded the change in fair value of the investment as financial income in the amount of $ 3,198 for the year ended December 31, 2009, and financial expenses in the amount of $ 524 and $ 2, 592 for the years ended December 31, 2010 and 2011, respectively.

The Company undertook to pay a fee of 4% of the net realized profits from securities held in portfolio companies.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Directors and officers indemnification agreements:

The Company, from time to time, has entered into indemnification agreements with several of its directors and officers, in which the Company undertakes to indemnify them, to the fullest extent permitted by law, for acts taken or omitted by them in their respective capacities as directors or officers of the Company. Pursuant to these agreements, the obligations of the Company remain in effect even after the termination of the directors and officers services to or employment with the Company.

b.	Litigation:

As of December 31, 2011, there are no other legal proceedings pending against the Company or its directors.

In June 2009, one of the Company's shareholders holding 1,198,755 shares representing approximately 14% of the outstanding shares at that time filed a complaint in the District Court of Tel Aviv against the Company and certain of its present directors and a former officer requesting, among other things, an order that the Company call a meeting of shareholders to vote on (i) a proposal to amend the Company's articles of association to grant to its shareholders the power, normally conferred upon the board of directors, to determine plans of action for the Company and (ii) if such proposal is approved by the Company's shareholders, to approve a distribution of substantially all of the Company's cash and all of its securities in BioCancell.

In September 2011, the District Court at Tel Aviv dismissed the complaint. All claims sought against the Company and the directors were rejected.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:-	SHAREHOLDERS' EQUITY

a.	Ordinary shares:

The Ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if declared.

b.	Stock option plans:

1.	Under the Company's stock option plan (as amended in December 2007) ("the Plan"), shares and options to purchase shares may be granted to employees, officers, consultants and directors of the Company.

2.	No options were granted, exercised or forfeited during 2009, 2010 and 2011. As of December 31, 2011, an aggregate of 1,891,356 Ordinary shares of the Company were reserved for issuance under the plan.

3.
Options granted generally become fully exercisable after three to four years and expire no later than 10 years from the approval date of the option plan under terms of grant. Any option forfeited or cancelled before expiration become available for future grants.

The following is a summary of the Company's stock options transactions in 2011:

	Amount	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value *)

Options outstanding at beginning of year	133,334	$0.92	4.14	$-
Granted	-	$-	-	$-
Exercised	-	$-	-	$-

Options outstanding at end of year	133,334	$0.92	3.14	$-

Vested and expected to vest at end of year	133,334	$0.92	3.14	$-

Options exercisable at end of year	133,334	$0.92	3.14	$-

*)	The options were out of the money as of December 31, 2011 and 2010 and their intrinsic value was considered as zero.

The options outstanding as of December 31, 2011, have been separated into two exercise prices as follows:

	Options
	outstanding and exercisable	Weighted average
	as of	remaining
Exercise	December 31,	contractual
price	2011	life (years)

$ 0.87	66,667	1.65
$ 0.97	66,667	4.62

	133,334	3.14

4.	The following table summarizes information relating to restricted shares, as well as changes to such awards during 2009, 2010 and 2011:

	Year ended December 31,
	2009	2010	2011

Outstanding at beginning of year	223,763	181,808	132,050
Granted	59,621	73,620	250,000
Vested	(101,576)	(123,378)	(138,711)

Outstanding as of December 31,	181,808	132,050	243,339

The weighted average fair values at grant date of restricted shares granted for the years ended December 31, 2009, 2010 and 2011 were $ 0.59, $ 0.6 and $0.51 respectively.

Restricted shares are subject to a repurchase right by the Company on certain occasions. Under the repurchase right, the Company may reacquire a pro-rata portion of the granted shares, for no consideration, if certain conditions occur including the employees' end of service with the Company.

As of December 31, 2011, there was $124 of total unrecognized compensation cost related to share-based compensation arrangement granted under the plan. That cost is expected to be recognized over a weighted-average period of 2.25 year.

During 2009 and 2010, the Company shortened the vesting schedule of certain restricted shares that, as of December 31, 2011, are fully vested. According to ASC No. 718, the change was treated as a modification. Accordingly, in the financial statements for the years ended December 31, 2009 and 2010, the Company recorded incremental compensation

c.	Shareholder bonus rights plan:

On September 12, 2005, the Company's Board of Directors adopted a Shareholder Bonus Rights Plan (the "Rights Plan") pursuant to which share purchase bonus rights (the "Right") were distributed on September 26, 2005, at the rate of one Right for each of the Company's Ordinary shares held by shareholders of record as of the close of business on that date.

The Rights Plan is intended to help ensure that all of the Company's shareholders are able to realize the long-term value of their investment in the Company in the event of a potential takeover which does not reflect the full value of the Company and is otherwise not in the best interests of the Company and its shareholders. The Rights Plan is also intended to deter unfair or coercive takeover tactics.

Each right will entitle shareholders to buy one-half of one of the Company's Ordinary shares. The Rights generally will be exercisable and transferable apart from the Company's Ordinary shares only if a person or group becomes an "Acquiring Person" by acquiring beneficial ownership of 15% or more of the Company's Ordinary shares, subject to certain exceptions set forth in the Rights Plan, or commences a tender or exchange offer upon consummation of which such person or group would become an Acquiring Person. Subject to certain conditions described in the Rights Plan, once the Rights become exercisable, the holders of Rights, other than the Acquiring Person, will be entitled to purchase Ordinary shares at a discount from the market price.

The Rights will expire on December 31, 2015 and are generally redeemable by the Company's Board of Directors, at $ 0.03 per Right, at any time until the tenth business day following public disclosure that a person or group has become an "Acquiring Person".

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 8:-	TAXES ON INCOME

a.	Corporate tax structure:

Taxable income of Israeli companies is subject to tax at the rate of 26% in 2009, 25% in 2010, and 24% in 2011.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly. The application of the amendment did not have a material effect on the Company's financial statements.

Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2010	2011
Deferred tax assets:
Net operating loss and capital loss carry forward	$28,951	$37,126
Valuation allowance	(28,389)	(37,069)

Deferred tax asset	562	57

Deferred tax liability - increase in fair value of long-term investment	(562)	(57)

Net deferred tax asset	$-	$-

Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax assets regarding the loss carry-forward and other temporary differences will not be realized in the foreseeable future.

c.	Net operating losses carry-forward:

The Company has accumulated operating losses for tax purposes as of December 31, 2011 in the amount of approximately $ 27,971(denominated in NIS), which may be carried forward and offset against taxable income in the future for an indefinite period.

The Company has accumulated capital losses of approximately $ 117,784 (denominated in NIS), which may be carried forward and offset against capital gains.

d.
The main reconciling item from the statutory tax rate of the Company to the effective tax rate are valuation allowances provided for deferred tax assets. Tax expenses represent tax withheld from the Company.

e.
Tax assessments for the tax years up to and including 2004 are considered as final subject to the powers vested with the director of the tax authority pursuant to sections 145, 147 and 152 of the Income Tax Ordinance.

f.	As of December 31, 2010 and 2011, the Company did not have any unrecognized tax benefits or uncertain tax positions.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 9:-	RELATED PARTY TRANSACTIONS

The balances with and the results of operations from transactions with related parties were as follows:

	December 31,
	2010	2011
Balances:

Payables *)	$(14)	$-

Receivables **)	$107	$70

	Year ended December 31,
	2009	2010	2011
Transactions:

Administrative services *)	$48	$48	$25

Consulting services **)	$61	$82	$76

Interest on convertible loan see Note 5	$-	$41	$244

*)
In January 2000, Orckit Communications Ltd ("Orckit") executed a plan of separation which divided Orckit into two separate companies: (i) Tikcro, and (ii) Orckit. A portion of Orckit's and the Company's shares beneficially owned by shared owners. Orckit provided the Company with certain administrative services until June 30, 2011.

**)
Consulting services provided by the Company in connection with the investment in BioCancell, see Note 5.The consulting fees are recorded as on offset in the operating expenses in the statement of operations.

BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE
NOTE 10:-	BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share.

	Year ended December 31,
	2009	2010	2011

Net income (loss)	$2,895	$(778)	$(2,914)

Weighted average Ordinary shares outstanding	8,347,179	8,475,833	8,562,402
Effect of dilutive securities:
Employee stock options and shares	45,104	-	-

Diluted weighted average Ordinary shares outstanding	8,392,283	8,475,833	8,562,402

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 11:-	SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Other current liabilities:

	December 31,
	2010	2011

Tax authorities	$102	$109
Director fees	47	36
Trade payables	132	90
Accrued expenses and other	37	67

	$318	$302

b.	Financial income (expenses), net

	Year ended December 31,
	2009	2010	2011

Financial expenses:
Revaluation of long term investment	$-	$(524)	$(2,592)
Other	(9)	(4)	(6)

	(9)	(528)	(2,598)
Financial income:
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	93	52	51
Interest on convertible loan	-	41	244
Gain on sale of BioCancell shares	-	46	-
Revaluation of long term investment	3,198	-	-

	3,291	139	295

	$3,282	$(389)	$(2,303)

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 12:-	SUBSEQUENT EVENTS
Following a private placement that BioCancell effected in March 2012, the full-ratchet anti-dilution adjustment provision was triggered, see note 5.